Employee Benefit Plan, Description of Plan (Tables)	12 Months Ended
Mar. 31, 2025
EBP, Description of Plan and Accounting Change [Abstract]
Company Matching Contributions Vesting Schedule	For purposes of matching Company contributions of Plan accounts, vesting is based on the following vesting schedule:

Years of Service	Vesting Percentage
Less than 2	0%
2 or greater	100%

ESOP And Company Discretionary Contributions Vesting Schedule
For purposes of discretionary Company contribution portions of Plan accounts, and the ESOP portion of Plan accounts, vesting is based on the following vesting schedule:

Years of Service	Vesting Percentage
Less than 2	0%
2	20%
3	40%
4	60%
5	80%
6	100%